Supplemental Condensed Balance Sheet Information, Property and Equipment, Net (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 56,918	$ 49,328	$ 43,281
Accumulated depreciation and amortization	(21,246)	(17,348)	(10,633)
Property and equipment, net	35,672	31,980	32,648
Leasehold Improvements [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	29,794	26,076	23,744
Furniture, Fixtures and Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	2,700	2,669	2,346
Medical Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	12,443	11,003	8,811
Computer Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	3,271	3,115	2,713
Signs [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	147	129	117
Automobiles [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	59	69	69
Software [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	4,331	4,834	4,036
Construction-in-Progress [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 4,173	$ 1,433	$ 1,445